CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016
Allowance for doubtful accounts	$ 20	$ 20
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	3,244,275	3,023,753
Common stock, shares outstanding (in shares)	3,244,275	3,023,753
Treasury stock (in shares)	10,758	10,758
Series A Convertible Redeemable Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	100,000	100,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series B Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	50,000	50,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series C Convertible Redeemable Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	100,000	100,000
Preferred stock, shares issued (in shares)	33,175	3,000
Preferred stock, shares outstanding (in shares)	33,175	3,000
Series D Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	150	150
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series E Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	10,000	10,000
Preferred stock, shares issued (in shares)	4,435	0
Preferred stock, shares outstanding (in shares)	4,435	0